Subsequent Events (Junior Subordinated Debt Securities - Narrative) (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 3,200	$ 3,200
Junior Subordinated Debt Instrument Two [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 750	$ 750
Debt Instrument, Interest Rate, Stated Percentage		9.25%
Junior Subordinated Debt Instrument Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 750
Debt Instrument, Interest Rate, Stated Percentage	0.00%